Operating Segments (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Segments (Details) [Line Items]
Reportable business segments	two
IT Professional Services [Member]
Operating Segments (Details) [Line Items]
Company revenues accounted	11.20%	15.00%